Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Contingent credit risk
Current net exposure	19.7	17.5
Collateral posted	16.6	15.0
Additional collateral required in a one-notch downgrade event	1.8	2.1
Additional collateral required in a two-notch downgrade event	3.9	4.0
Bilateral counterparties
Contingent credit risk
Current net exposure	17.0	14.6
Collateral posted	14.8	13.0
Additional collateral required in a one-notch downgrade event	0.2	0.2
Additional collateral required in a two-notch downgrade event	0.4	0.4
Special purpose entities
Contingent credit risk
Current net exposure	2.0	2.1
Collateral posted	1.8	2.0
Additional collateral required in a one-notch downgrade event	1.6	1.8
Additional collateral required in a two-notch downgrade event	3.0	3.2
Accelerated terminations
Contingent credit risk
Current net exposure	0.7	0.8
Additional collateral required in a one-notch downgrade event	0	0.1
Additional collateral required in a two-notch downgrade event	0.5	0.4